Accounts Receivables, Net (Details) - Schedule of Allowance for Doubtful Accounts - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Allowance For Doubtful Accounts [Abstract]
Balance at beginning of the period/year presented	$ (6,442)	$ (1,112)
Allowance provided during the period/year		(5,330)
Bad debt reversal	4,735
Foreign currency translation adjustment	(14)
Balance at end of the period/year presented	$ (1,721)	$ (6,442)